Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended September 30, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$(3,162)	$—	$—	$(3,162)
Gain (loss) on financial instruments, net	—	—	379	(168)	—	211
Interest and dividend income	—	—	—	10	—	10
Trust services and administration revenues	—	178	—	—	—	178
Other income	—	—	—	—	—	—

Intersegment revenues
Interest income	8,497	—	—	—	(8,497)	—
Trust services and administration revenues	—	2,903	—	—	(2,903)	—
Total revenues	8,497	3,081	(2,783)	(158)	(11,400)	(2,763)

External expenses
Employee compensation and benefits	248	499	—	1,682	—	2,429
Interest expense	3,169	—	—	1,729	—	4,898
Professional services	196	109	622	4,404	—	5,331
Other expenses	209	181	471	1,582	—	2,443

Intersegment expenses
Interest expense	—	—	37,853	—	(37,853)	—
Provision for credit losses	5,496	—	—	—	(5,496)	—
Other expenses	—	—	2,903	—	(2,903)	—
Total expenses	9,318	789	41,849	9,397	(46,252)	15,101

Operating income (loss)	$(821)	$2,292	$(44,632)	$(9,555)	$34,852	$(17,864)

	Three Months Ended September 30, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$8,541	$—	$—	$8,541
Gain (loss) on financial instruments, net	—	—	571	(750)	—	(179)
Interest and dividend income	—	—	—	12	—	12
Trust services and administration revenues	—	187	—	—	—	187

Intersegment revenues
Interest income	11,978	—	—	—	(11,978)	—
Trust services and administration revenues	—	5,199	—	—	(5,199)	—
Total revenues	11,978	5,386	9,112	(738)	(17,177)	8,561

External expenses
Employee compensation and benefits	361	542	—	6,232	—	7,135
Interest expense	3,163	—	—	1,157	—	4,320
Professional services	395	30	545	6,287	—	7,257
Provision for credit losses	—	—	476	—	—	476
Loss on impairment of goodwill	—	298	—	—	—	298
Other expenses	402	187	189	2,012	—	2,790

Intersegment expenses
Interest expense	—	—	36,049	—	(36,049)	—
Provision for credit losses	4,752	—	—	—	(4,752)	—
Other expenses	—	—	3,402	—	(3,402)	—
Total expenses	9,073	1,057	40,661	15,688	(44,203)	22,276

Operating income (loss)	$2,905	$4,329	$(31,549)	$(16,426)	$27,026	$(13,715)

	Six Months Ended September 30, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$(15,938)	$—	$—	$(15,938)
Gain (loss) on financial instruments, net	—	—	304	(138)	—	166
Interest and dividend income	—	—	—	20	—	20
Trust services and administration revenues	—	366	—	—	—	366

Intersegment revenues
Interest income	17,332	—	—	—	(17,332)	—
Trust services and administration revenues	—	6,898	—	—	(6,898)	—
Total revenues	17,332	7,264	(15,634)	(118)	(24,230)	(15,386)

External expenses
Employee compensation and benefits	632	1,146	—	3,982	—	5,760
Interest expense	6,515	—	—	1,798	—	8,313
Professional services	810	318	1,028	11,132	—	13,288
Accrual (release) of loss contingency related to arbitration award	—	—	—	62,831	—	62,831
Other expenses	448	380	865	3,241	—	4,934

Intersegment expenses
Interest expense	—	—	74,998	—	(74,998)	—
Provision for credit losses	15,765	—	—	—	(15,765)	—
Other expenses	—	—	6,083	—	(6,083)	—
Total expenses	24,170	1,844	82,974	82,984	(96,846)	95,126

Operating income (loss)	$(6,838)	$5,420	$(98,608)	$(83,102)	$72,616	$(110,512)

	Six Months Ended September 30, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$19,569	$—	$—	$19,569
Gain (loss) on financial instruments, net	—	—	(604)	(758)	—	(1,362)
Interest and dividend income	—	—	—	24	—	24
Trust services and administration revenues	—	376	—	—	—	376

Intersegment revenues
Interest income	22,827	—	—	—	(22,827)	—
Trust services and administration revenues	—	10,392	—	—	(10,392)	—
Total revenues	22,827	10,768	18,965	(734)	(33,219)	18,607

External expenses
Employee compensation and benefits	791	898	—	9,296	—	10,985
Interest expense	6,244	—	—	2,364	—	8,608
Professional services	869	426	1,167	10,339	—	12,801
Provision for credit losses	—	—	998	2	—	1,000
Loss on impairment of goodwill	—	3,427	—	265	—	3,692
Accrual (release) of loss contingency related to arbitration award	—	—	—	(54,973)	—	(54,973)
Other expenses	853	401	309	4,308	—	5,871

Intersegment expenses
Interest expense	—	—	70,848	—	(70,848)	—
Provision for credit losses	11,679	—	—	—	(11,679)	—
Other expenses	—	—	6,821	—	(6,821)	—
Total expenses	20,436	5,152	80,143	(28,399)	(89,348)	(12,016)

Operating income (loss)	$2,391	$5,616	$(61,178)	$27,665	$56,129	$30,623

	As of September 30, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$223,129	$—	$—	$—	$(223,129)	$—
Investments, at fair value	—	—	243,978	—	—	243,978
Other assets	1,317	21,328	18,637	50,522	(32,563)	59,241
Goodwill and intangible assets, net	—	7,469	—	5,545	—	13,014
Total Assets	$224,446	$28,797	$262,615	$56,067	$(255,692)	$316,233

	As of March 31, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$244,070	$—	$—	$—	$(244,070)	$—
Investments, at fair value	—	—	291,371	—	—	291,371
Other assets	859	19,339	16,328	45,209	(31,245)	50,490
Goodwill and intangible assets, net	—	7,469	—	5,545	—	13,014
Total Assets	$244,929	$26,808	$307,699	$50,754	$(275,315)	$354,875

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Year Ended March 31, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$(6,500)	$—	$—	$(6,500)
Loss on financial instruments, net	—	—	(1,776)	(466)	—	(2,242)
Interest and dividend income	—	—	—	44	—	44
Trust services and administration revenues	—	753	—	—	—	753
Other income	—	—	2	—	—	2

Intersegment revenues
Interest income	42,583	—	—	—	(42,583)	—
Trust services and administration revenues	—	20,821	—	—	(20,821)	—
Total revenues	42,583	21,574	(8,274)	(422)	(63,404)	(7,943)

External expenses
Employee compensation and benefits	1,436	1,597	—	13,818	—	16,851
Interest expense	12,406	—	—	2,502	—	14,908
Professional services	1,086	651	2,137	19,361	—	23,235
Provision for credit losses	—	—	998	2	—	1,000
Loss on impairment of goodwill	—	3,427	—	265	—	3,692
Release of loss contingency related to arbitration award	—	—	—	(54,973)	—	(54,973)
Other expenses	1,571	804	794	8,360	—	11,529

Intersegment expenses
Interest expense	—	—	142,543	—	(142,543)	—
Provision for loan losses	38,886	1,807	—	—	(40,693)	—
Other expenses	—	—	13,681	—	(13,681)	—
Total expenses	55,385	8,286	160,153	(10,665)	(196,917)	16,242

Operating income (loss)	$(12,802)	$13,288	$(168,427)	$10,243	$133,513	$(24,185)

	As of March 31, 2025
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$244,070	$—	$—	$—	$(244,070)	$—
Investments, at fair value	—	—	291,371	—	—	291,371
Other assets	859	19,339	16,328	45,209	(31,245)	50,490
Goodwill and intangible assets, net	—	7,469	—	5,545	—	13,014
Total Assets	$244,929	$26,808	$307,699	$50,754	$(275,315)	$354,875

	Year Ended March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income (loss), net	$—	$—	$4,791	$—	$—	4,791
Loss on financial instruments, net	—	—	(102,584)	(1,937)	—	(104,521)
Interest and dividend income	—	—	10	447	—	457
Trust services and administration revenues	—	365	—	—	—	365
Other income	—	—	215	(3)	—	212

Intersegment revenues
Interest income	46,947	—	—	—	(46,947)	—
Trust services and administration revenues	—	24,169	—	—	(24,169)	—
Total revenues	46,947	24,534	(97,568)	(1,493)	(71,116)	(98,696)

External expenses
Employee compensation and benefits	5,903	2,297	—	56,929	—	65,129
Interest expense	8,724	—	4,091	4,744	—	17,559
Professional services	1,993	1,187	3,277	23,542	—	29,999
Provision for credit losses	—	—	254	5,762	—	6,016
Loss on impairment of goodwill	1,725,880	583,323	—	45,117	—	2,354,320
Loss on arbitration	—	—	—	54,973	—	54,973
Other expenses	2,057	997	1,191	17,609	—	21,854

Intersegment expenses
Interest expense	—	—	126,339	—	(126,339)	—
Provision for loan losses	113,354	25,541	—	—	(138,895)	—
Other expenses	—	—	15,345	—	(15,345)	—
Total expenses	1,857,911	613,345	150,497	208,676	(280,579)	2,549,850

Operating loss	$(1,810,964)	$(588,811)	$(248,065)	$(210,169)	$209,463	$(2,648,546)

	As of March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$256,184	$—	$—	$—	$(256,184)	$—
Investments, at fair value	—	—	329,113	6	—	329,119
Other assets	5,814	20,398	19,467	12,510	(35,513)	22,676
Goodwill and intangible assets, net	—	10,896	—	5,810	—	16,706
Total Assets	$261,998	$31,294	$348,580	$18,326	$(291,697)	$368,501